Segment disclosure - Revenue by geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment disclosure
Revenue	$ 94,087	$ 63,581	$ 176,332	$ 121,109
Revenue - other	0	0	0	1,372
Revenue from streams	75,002	49,099	138,495	88,602
Revenues from royalties	19,085	14,482	37,837	31,135
Australia
Segment disclosure
Revenue	40,437	23,153	75,049	43,024
Peru
Segment disclosure
Revenue	24,336	20,223	39,009	34,066
United States
Segment disclosure
Revenue	7,159	4,774	13,250	15,365
Canada
Segment disclosure
Revenue	4,620	2,206	8,055	3,961
Africa and Asia
Segment disclosure
Revenue	10,601	7,142	26,486	13,852
Other Latin America
Segment disclosure
Revenue	$ 6,934	$ 6,083	$ 14,483	$ 10,841